Information about Geographic Areas and Major Customers (Tables)	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Net sales by category	Net sales by category are shown in the following table.

	Year Ended September 30,
	2011	2010	2009
Balanced	$560.4	$572.7	$609.0
Sweetened	249.2	240.2	266.6
Unsweetened	158.6	183.8	196.5
	$968.2	$996.7	$1,072.1